PERPETUAL CARE TRUSTS - Reconciliation of Perpetual Care Trust Activities (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Balance-beginning of period	$ 343,619	$ 330,562	$ 330,562
Less: Assets held for sale	(77,850)		(23,858)	$ (757)
Balance-end of period	284,832		343,619	330,562
Variable Interest Entity, Primary Beneficiary | Perpetual care trusts
Schedule Of Available For Sale Securities [Line Items]
Balance-beginning of period	343,619	330,562	330,562	339,928
Contributions	1,952	1,983	7,575	13,162
Distributions	(6,294)	(4,403)	(20,598)	(18,390)
Interest and dividends	6,624	5,148	20,201	22,198
Capital gain distributions	99	114	2,112	808
Realized gains and losses, net	163	977	3,121	473
Other than temporary impairment		(713)	(3,941)	(18,038)
Taxes	(37)	4	(547)	(237)
Fees	(913)	(704)	(3,176)	(4,412)
Unrealized change in fair value	(38,464)	11,857	10,780	(4,930)
Total	306,749	344,825	346,089	330,562
Less: Assets held for sale	(21,917)		(2,470)
Balance-end of period	$ 284,832	$ 344,825	$ 343,619	$ 330,562